Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	ING PARTNERS INC
Central Index Key	0001039001
Amendment Flag	false
Document Creation Date	Jun 19, 2012
Document Effective Date	Jun 19, 2012
Prospectus Date	Apr 30, 2012

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Index Solution 2020 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;”and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

ING Index Solution 2040 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;”and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

ING Solution 2020 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;”floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

ING Solution 2040 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;”floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING PARTNERS INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Index Solution 2020 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;”and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

ING Index Solution 2040 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;”and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

ING Solution 2020 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;”floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

ING Solution 2040 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;”floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class ADV, S Shares | ING Index Solution 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolio”s)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Index Solution 2020 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class ADV, S Shares | ING Index Solution 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Index Solution 2040 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class ADV, S Shares | ING Solution 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Solution 2020 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class ADV, S Shares | ING Solution 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Solution 2040 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class I Shares | ING Index Solution 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolio”s)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Index Solution 2020 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class I Shares | ING Index Solution 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Index Solution 2040 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class I Shares | ING Solution 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Solution 2020 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class I Shares | ING Solution 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Solution 2040 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class S2 Shares | ING Index Solution 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolio”s)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Index Solution 2020 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class S2 Shares | ING Index Solution 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Index Solution 2040 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class S2 Shares | ING Solution 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Solution 2020 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class S2 Shares | ING Solution 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Solution 2040 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class T Shares | ING Index Solution 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolio”s)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Index Solution 2020 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser (“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class T Shares | ING Index Solution 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Index Solution 2040 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a combination of Underlying Funds which are passively managed index funds. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to fixed-income and equity securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented or a blend); and emerging market securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate-, long-, and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” and floating rate loans.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset classes: domestic and international real estate stocks, including real estate investment trusts; natural resource/commodity securities; treasury inflation protected securities and floating rate loans. There can be no assurance that these allocations will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Index Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Index Solution Income Portfolio. The ING Index Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class T Shares | ING Solution 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Solution 2020 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2020.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 57% in equity securities; and 43% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2020, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Class T Shares | ING Solution 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingpi_SupplementTextBlock

ING PARTNERS, INC.

ING Index Solution 2020 Portfolio

ING Index Solution 2040 Portfolio

ING Solution 2020 Portfolio

ING Solution 2040 Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 19, 2012 to the current Prospectuses

for the above-named Portfolios

Effective May 1, 2012, the Portfolios’ target allocations were revised. Effective immediately, the section entitled “Principal Investment Strategies” of the summary section of each Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

ING Solution 2040 Portfolio

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), that invest in U.S. stocks, international stocks, U.S. bonds, and other fixed-income investments and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2040.

The Portfolio’s current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are as follows: 91% in equity securities; and 9% in fixed-income securities. As these are Target Allocations, the actual allocations of the Portfolio’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocations. The adviser(“Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans, and absolute return strategies. Absolute return strategies seek to produce returns that are not correlated or are inversely correlated with the performance of broad market equity indices.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Fixed-income securities in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures, and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, minimize risk, and assist in managing cash.

The Portfolio may invest in exchange-traded funds to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Portfolio may also allocate in the future to the following asset class: emerging markets fixed-income securities. There can be no assurance that this allocation will occur.

The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity and fixed-income allocations will change over time. Generally, the Portfolio’s glide path will transition to the target asset allocations illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date in 2040, the Portfolio’s Target Allocation is anticipated to be the same as that of ING Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% fixed-income securities.

Years Until Retirement	-45	-44	-43	-42	-41	-40	-39	-38	37	-36	-35	-34	-33
Equity	95	95	95	95	95	95	95	95	95	95	95	95	95
Fixed Income	5	5	5	5	5	5	5	5	5	5	5	5	5

Years Until Retirement	-32	-31	-30	-29	-28	-27	-26	-25	-24	-23	-22	-21	-20
Equity	95	95	95	94	92	91	89	88	87	85	83	82	80
Fixed Income	5	5	5	6	8	9	11	12	13	15	17	18	20

Years Until Retirement	-19	-18	-17	-16	-15	-14	-13	-12	-11	-10	-9	-8	-7
Equity	79	77	75	74	72	70	68	66	64	62	60	58	55
Fixed Income	21	23	25	26	28	30	32	34	36	38	40	42	45

Years Until Retirement	-6	-5	-4	-3	-2	-1	0	1	2	3	4	5	6
Equity	53	51	48	45	42	39	35	35	35	35	35	35	35
Fixed Income	47	49	52	55	58	61	65	65	65	65	65	65	65

Years Until Retirement	7	8	9	10	11	12	13	14	15
Equity	35	35	35	35	35	35	35	35	35
Fixed Income	65	65	65	65	65	65	65	65	65

As the Portfolio’s Target Allocation migrates toward that of ING Solution Income Portfolio by the Target Date, it is anticipated that the Portfolio would be merged with and into the ING Solution Income Portfolio. The ING Solution Income Portfolio is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.

In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor’s investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio’s Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date.

The Portfolio may be rebalanced periodically to return to the Target Allocation and inflows and outflows may be managed to attain the Target Allocation. The Target Allocation may be changed at any time by the Adviser.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING PARTNERS INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 19, 2012